Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016
Stockholders' equity
Common stock, par value	$ 0.001	$ 0.001
Common stock shares, authorized	1,125,000,000	1,125,000,000
Common stock shares, issued	90,000,000	90,000,000
Common stock shares, outstanding	90,000,000	90,000,000	90,000,000